                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   MARCH 31, 2000

Check here if Amendment  [  ]; Amendment Number:
  This Amendment (Check only one.):           [  ]   is a restatement.
                                              [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          WOODLAND PARTNERS LLC
Address:       60 SOUTH SIXTH STREET, SUITE 3750
               MINNEAPOLIS, MINNESOTA 55402


Form 13F File Number:  28- 5982

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          RICHARD J. RINKOFF
Title:         MANAGING PARTNER
Phone:         (612) 359-4185

Signature, Place, and Date of Signing:

 /s/ Richard J. Rinkoff     Minneapolis, Minnesota          May 10, 2000
------------------------    ----------------------------    -------------------
[Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0
                                          --------------------
Form 13F Information Table Entry Total:    47
                                          --------------------
Form 13F Information Table Value Total:   $ 412,103
                                           -------------------
                                                   (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.




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                           FORM 13F INFORMATION TABLE

  COLUMN 1                    COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
-----------------          --------------  --------   --------    -----------------    --------   --------    -----------------
                                                       VALUE     SHRS OR    SH/  PUT/  INVESTMENT OTHER      VOTING AUTHORITY
  NAME OF ISSUER           TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT    PRN  CALL  DISCRETION MANAGERS   SOLE    SHARED   NONE
----------------           --------------   -----     --------   -------    ---  ---   ---------- --------   ----    ------   ----
Central Newspapers           common       154647101   $ 9,215     275,600    SH         SOLE                242,100   33,500   --
Enesco Group                 common       292973104    $  371      52,600    SH         SOLE                 43,500    9,100
International Multifoods     common       460043102   $12,468     932,200    SH         SOLE                814,400  117,800
Central Garden and Pet       common       153527106   $ 9,099     921,400    SH         SOLE                812,600  108,800
Damark International Inc.    common       235691102   $ 9,543     250,300    SH         SOLE                220,100   30,200
Funco                        common       360762108   $ 6,559     552,300    SH         SOLE                485,400   66,900
Justin Industries            common       482171105   $ 6,712     372,900    SH         SOLE                328,100   44,800
Lodgenet                     common       540211109   $ 6,993     348,550    SH         SOLE                305,850   42,700
Meritor Automotive Inc.      common       59000G100   $12,779     808,200    SH         SOLE                709,700   98,500
Midas Inc.                   common       595626102   $10,302     429,250    SH         SOLE                377,550   51,700
Herman Miller Inc.           common       600544100   $ 7,496     267,700    SH         SOLE                235,200   32,500
Pennzoil Quaker State        common       709323109   $ 4,817     461,500    SH         SOLE                405,400   56,100
Polaris                      common       731068102   $18,232     605,200    SH         SOLE                531,500   73,700
Regis Corp.                  common       758932107   $ 9,093     613,900    SH         SOLE                539,200   74,700
SPX Corp.                    common       784635104   $19,893     174,600    SH         SOLE                153,000   21,600
Standard Motor Products      common       853666105   $ 6,691     449,800    SH         SOLE                395,400   54,400
Stride Rite Corp.            common       863314100   $ 7,921     982,450    SH         SOLE                871,250  111,200
Tower Automotive             common       891707101   $15,411     941,100    SH         SOLE                826,000  115,100
True North Communications    common       897844106   $ 7,847     199,600    SH         SOLE                175,500   24,100
Valuevision Int'l. Inc.      common       92047K107   $12,284     296,900    SH         SOLE                260,800   36,100
Vicorp Restaurants           common       925817108   $ 4,155     199,081    SH         SOLE                176,438   22,643
Ferro Corp.                  common       315405100   $11,357     637,600    SH         SOLE                560,000   77,600
H.B. Fuller Company          common       359694106   $15,458     387,050    SH         SOLE                340,050   47,000
Material Sciences            common       576674105   $13,371     990,450    SH         SOLE                871,450  119,000
Rayonier Inc.                common       754907103   $10,150     208,200    SH         SOLE                183,000   25,200
U.S. Can Corp.               common       90328W105   $10,403     535,200    SH         SOLE                457,200   78,000
Alliant Techsystems          common       018804104   $15,219     258,500    SH         SOLE                227,200   31,300
Donaldson                    common       257651109   $ 6,541     289,900    SH         SOLE                254,500   35,400
Graco Inc.                   common       384109104   $18,200     627,600    SH         SOLE                550,900   76,700

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


  COLUMN 1                    COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
-----------------          --------------  --------   --------    -----------------    --------   --------    -----------------
                                                       VALUE     SHRS OR    SH/  PUT/  INVESTMENT OTHER      VOTING AUTHORITY
  NAME OF ISSUER           TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT    PRN  CALL  DISCRETION MANAGERS   SOLE    SHARED   NONE
----------------           --------------   -----     --------   -------    ---  ---   ---------- --------   ----    ------   ----
Binks Sames Corp.            common       79587E104   $ 3,814     270,050    SH         SOLE                234,850    35,200  --
Terex Corp.                  common       880779103   $ 6,565     456,700    SH         SOLE                401,200    55,500
ACNielsen Corp.              common       004833109   $12,755     566,900    SH         SOLE                498,200    68,700
U.S. Industries              common       912080108   $12,863   1,162,830    SH         SOLE              1,021,530   141,300
Community First Bank         common       203902101   $ 5,051     315,700    SH         SOLE                277,300    38,400
Horace Mann                  common       440327104   $ 9,700     526,100    SH         SOLE                462,300    63,800
RTW Inc.                     common       74974R107   $ 3,173     634,550    SH         SOLE                564,550    70,000
TCF Financial                common       872275102   $15,730     660,600    SH         SOLE                580,100    80,500
Patterson Dental Co.         common       703412106   $ 1,760      46,000    SH         SOLE                 40,400     5,600
Rochester Medical            common       771497104   $ 5,436     448,300    SH         SOLE                393,000    55,300
Aetrium                      common       00817R103   $ 6,635     663,450    SH         SOLE                583,150    80,300
Alternative Resources        common       02145R102   $ 1,335     577,500    SH         SOLE                505,200    72,300
Bolder Technology            common       097519102   $ 5,522     631,100    SH         SOLE                555,000    76,100
Complete Business Solutions  common       20452F107   $ 9,017     403,000    SH         SOLE                354,000    49,000
Daisytek International       common       234053106   $ 4,325     273,500    SH         SOLE                240,200    33,300
Igate Capital Corp.          common       45169U105   $ 4,120      91,300    SH         SOLE                 80,100    11,200
National Computer            common       635519101   $ 3,025      59,600    SH         SOLE                 52,400     7,200
Plato Learning Corp.         common       72764Y100   $ 2,700     225,000    SH         SOLE                203,000    22,000
                                                      -------   ---------                                  --------   -------
GRAND TOTAL                                          $412,103  22,081,811                                19,399,768 2,682,043



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